EARNINGS (LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSSES) PER SHARE
EARNINGS (LOSSES) PER SHARE

14.EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted earnings (losses) per share for the years indicated:

	Years Ended December 31,
	2019	2020	2021
Net income (loss) attributable to ordinary shareholders — basic	1,769	(2,192)	(465)
Eliminate the dilutive effect of interest expense of convertible senior notes	40	—	—
Net income attributable to ordinary shareholders — diluted	1,809	(2,192)	(465)
Weighted average ordinary shares outstanding — basic	2,843,051,378	2,927,398,409	3,114,124,244
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	93,975,271	—	—
Dilutive effect of convertible senior notes	106,072,250	—	—
Weighted average ordinary shares outstanding — diluted	3,043,098,899	2,927,398,409	3,114,124,244
Basic earnings (losses) per share	0.62	(0.75)	(0.15)
Diluted earnings (losses) per share	0.59	(0.75)	(0.15)

For the years ended December 31, 2019, 2020 and 2021, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following at non-weighted basis:

	As of December 31,
	2019	2020	2021
Outstanding employee options and nonvested restricted stocks	—	70,954,080	53,696,490
Shares of convertible senior notes	—	226,827,410	226,827,410
Total	—	297,781,490	280,523,900